Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 26, 2019
Entity Registrant Name	dei_EntityRegistrantName	Horizon Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001643174
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Dec. 26, 2019
Document Effective Date	dei_DocumentEffectiveDate	Dec. 26, 2019
Prospectus Date	rr_ProspectusDate	Dec. 26, 2019
Horizon Defensive Multi-Factor Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Horizon Defensive Multi-Factor Fund
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Investment Objective: The investment objective of the Horizon Defensive Multi-Factor Fund (the "Defensive Fund") is to capture the majority of the returns associated with domestic equity market investments, while mitigating downside risk through use of a risk overlay strategy (the "Risk Assist® strategy").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Defensive Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Defensive Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2022
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Defensive Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Defensive Fund's performance. The Defensive Fund's portfolio turnover rate for the most recent fiscal year was not available as of the date of this prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" and "Acquired Fund Fees and Expenses" are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" and "Acquired Fund Fees and Expenses" are estimated for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Defensive Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Defensive Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Defensive Fund's operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Defensive Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Defensive Fund seeks to achieve its investment objective by investing primarily in large and mid-cap U.S. common stocks, and employs defensive techniques, including strategic portfolio positioning, to achieve lower overall volatility as compared to the market generally. Additionally, during periods of heightened market risk, the Defensive Fund will seek to mitigate downside risk through its Risk Assist® strategy, which is an active risk reduction strategy that seeks to guard against large declines in the Fund's portfolio by investing up to 100% of the portfolio in Cash Equivalents (defined below). The Defensive Fund's investment adviser, Horizon Investments, LLC ("Horizon"), generally considers large and mid-cap issuers to be those that are within the range of the S&P 500 and S&P 400 indices when purchased. However, the Fund can invest in companies of any size, which may include small-cap companies, at the discretion of the Adviser.

Horizon selects and weights securities using a flexible approach that combines active management and quantitative models to allocate the Fund's portfolio between issuers, sectors and/or factors (e.g., growth, value, momentum, quality, size and volatility) that Horizon believes offer the opportunity for the highest projected return for a given amount of risk. Horizon assesses projected return and expected risk using a multi-disciplined approach consisting of economic, quantitative and fundamental analysis. The Defensive Fund expects its risk/return analysis will favor defensive investments, and therefore the Defensive Fund may lag the performance of traditional U.S. equity markets in strong up markets, but is designed to outperform when traditional U.S. equity markets decline. The Defensive Fund expects to engage in frequent buying and selling of securities to achieve its investment objective.

Under normal circumstances, the Defensive Fund will invest not less than 80% of the value of its net assets in the securities of U.S. companies.

The Defensive Fund may at times hold fixed-income securities, or ETFs that invest in fixed-income securities, including, without limitation, lower-quality fixed-income securities commonly known as "high yield" or "junk" bonds, which are generally rated lower than Baa3 by Moody's Investors Service ("Moody's") or lower than BBB- by Standard and Poor's Rating Group ("S&P"). Although the Defensive Fund typically focuses on fixed income securities with maturities of less than five years, the Defensive Fund may invest in fixed income securities without regard to maturity or duration.

Options. The Defensive Fund may also buy or write options on puts or calls for investment purposes, to hedge other investments, or to generate option premiums for the Fund. The Defensive Fund's options investments may involve "covered" positions where the Fund may write a call option on an underlying position to generate income. The Defensive Fund may involve a "collateralized" strategy more generally, where the Defensive Fund may write put options on a security whose value is collaterized by cash ("cash-secured puts") or otherwise collaterized by the Fund's securities.

The Defensive Fund's option strategies may involve options combinations, such as spreads, straddles, strangles and collars. In "spread" transactions, the Defensive Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. When the Defensive Fund engages in spread transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. In "straddles," the Defensive Fund purchases a put option and a call option or writes a put option and a call option on the same instrument with the same expiration date and the same exercise price. A "collar" position combines a put option purchased by the Defensive Fund (the right of the Defensive Fund to sell a specific security within a specified period) with a call option that is written by the Defensive Fund (the right of the counterparty to buy the same security) in a single instrument, and the Defensive Fund's right to sell the security is typically set at a price that is below the counterparty's right to buy the security. Thus, the combined position "collars" the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option. In each case, the premium received for writing an option offsets, in part, the premium paid to purchase the corresponding option; however, downside protection may be limited as compared to just owning a single option. There is no limit on the number or size of the options transactions in which the Defensive Fund may engage.

Additional Overlay: Risk Assist® Strategy

Under the Risk Assist® strategy, Horizon continually measures market conditions with a specific focus on characteristics that indicate abnormal or severe risk conditions (such as increases in market volatility and decreases in global equity markets), in order to apply a proprietary process that prompts a risk reduction of the portfolio. Horizon executes this strategy by investing up to 100% of the Defensive Fund's portfolio in U.S. Treasuries or other cash equivalents, which may include, without limitation, U.S. Treasury-focused securities, which may include, without limitation, Treasury bonds, Treasury notes, Treasury Inflated Protection Securities (collectively, "U.S. Treasury Securities"); U.S. Government money market funds; exchange traded options on U.S. Treasury Securities; repurchase agreements fully collateralized by U.S. Treasury Securities; or ETFs that invest in any of the foregoing (collectively, "Cash Equivalents"). The Defensive Fund may invest in U.S. Treasury Securities without regard to maturity or duration.

Although Horizon may allocate 100% of the Defensive Fund's assets to the Risk Assist® strategy, it is not required to. Instead, Horizon employs the Risk Assist® strategy in stages, and Horizon may allocate between 0% and 100% of the Defensive Fund's assets to the Risk Assist® strategy, depending on Horizon's determination of current market risk.

The Defensive Fund will typically sell portfolio securities to adjust portfolio allocations as described above, to seek to secure gains or limit potential losses, or when Horizon otherwise believes it is in the best interest of the Defensive Fund.

The Defensive Fund's algorithm also includes a process by which it systematically attempts to protect investment gains within the portfolio based on Horizon's measures of perceived risk. To implement this process, referred to as a "ratchet", Horizon first determines the lowest portfolio value that the algorithm is calculated to accommodate during any 12-month period (the "loss tolerance limit"). As the Risk Assist's portfolio value grows (typically when the portfolio has experienced 3-5% of appreciation, depending on market conditions), the Risk Assist® algorithm will increase (i.e., "ratchet" up) the value of the loss tolerance limit in an attempt to protect those gains.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Defensive Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Many factors affect the Defensive Fund's performance. The Defensive Fund's share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Defensive Fund invests. The Defensive Fund is not federally insured or guaranteed by any government agency. You may lose money by investing in the Defensive Fund.

Management Risk. The ability of the Defensive Fund to meet its investment objective is directly related to the allocation of the Defensive Fund's assets. Horizon may allocate the Defensive Fund's investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Defensive Fund's value may be adversely affected. Horizon's analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters could be wrong and may not produce desired results.

Risk Assist® Strategy Risk. Implementing the Defensive Fund's Risk Assist® strategy may result in periods of time when the Fund is invested primarily (or entirely) in Cash Equivalents (as opposed to equity securities). There can be no guarantee that the Risk Assist® strategy, including the ratchet function, will be successful in preventing losses in the Defensive Fund's portfolio. Because the Risk Assist® strategy may be implemented in stages, the Defensive Fund may have market exposure during times when the Risk Assist® strategy is being implemented. To the extent that the Risk Assist® strategy is implemented, the Defensive Fund will likely not benefit from capital appreciation or income from the equity markets. To the extent that the Risk Assist® strategy is not implemented in a timely manner, the Defensive Fund may underperform.

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Defensive Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, geopolitical or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and, in the case of over the counter options, counterparty default risk. Option positions may expire worthless exposing the Defensive Fund to potentially significant losses. If the Defensive Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Defensive Fund utilizes options spreads, collars or other combinations, the premium received for writing the call option offsets, in part, the premium paid to purchase the corresponding put option; however, the Defensive Fund's participation in gains above the price of the call option are forfeited in return for receiving the call option premium.

Quantitative Model Risk. The Defensive Fund's strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Defensive Fund's portfolio. The impact of these metrics on a stock's performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Defensive Fund's portfolio. Any of these factors could cause the Defensive Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Turnover Risk. As a result of its trading strategies, the Defensive Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses, which may lower the performance of the Defensive Fund, and may also result in the realization of short-term capital gains. The Defensive Fund must generally distribute realized capital gains to shareholders, increasing the Defensive Fund's taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains, which are taxed to shareholders at ordinary income tax rates.

Large Capitalization Company Risk. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Smaller and Medium Issuer Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Domestic Strategy Risk. Because the Defensive Fund will invest primarily in securities of U.S. issuers, the Defensive Fund is subject to the risk that certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure, and the Fund will be restricted in its ability to allocate its investments to the securities of non-U.S. issuers.

Equity Securities Risk. Equity securities typically have greater price volatility than fixed-income securities. The market price of equity securities owned by the Defensive Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

ETF Risk. You will indirectly pay fees and expenses charged by the ETFs in addition to the Defensive Fund's direct fees and expenses. As a result, the cost of investing in the Defensive Fund will be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF and its underlying investments. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), liquidity risk (risk that the Defensive Fund cannot dispose of its shares of the ETF promptly without a reduction in value) and risks associated with fixed-income securities or foreign currencies.

Fixed-income Risk. The Defensive Fund will be subject to fixed-income risks to the extent that the Defensive Fund implements the Risk Assist strategy. The value of investments in fixed-income securities, options on fixed-income securities and securities in which the underlying investments are fixed-income securities, are expected to fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed-income securities owned by the Defensive Fund or its underlying investments. Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment. Issuers may default on interest and principal payments. Generally, securities with lower debt ratings ("junk bonds") have greater credit risk.

Fluctuation of Net Asset Value ("NAV"); Unit Premiums and Discounts. The NAV of the shares of the ETFs in which the Defensive Fund may invest will generally fluctuate with changes in the market value of the ETF's securities holdings and supply and demand of the ETF's shares on the exchanges on which the ETF's shares are traded. The market prices of an ETF's shares may deviate significantly from the NAV of the ETF's shares during periods of market volatility or reduced liquidity. If the Defensive Fund purchases an ETF's shares at a time when the market price is at a premium to the NAV of the ETF's shares or sells at a time when the market price is at a discount to the NAV of the ETF's shares, then the Defensive Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

Focus Risk. To the extent that the Defensive Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Defensive Fund's performance.

High Yield or Junk Bond Risk. Lower-quality fixed-income securities, known as "high yield" or "junk" bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond's issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Defensive Fund's service providers or counterparties, issuers of securities held by the Defensive Fund, or other market participants may adversely affect the Defensive Fund and its shareholders, including by causing losses for the Defensive Fund or impairing its operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Defensive Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Defensive Fund is not federally insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Defensive Fund is not included because the Defensive Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be available in the Prospectus once the Defensive Fund has at least one calendar year of performance. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Defensive Fund is not included because the Defensive Fund did not have a full calendar year of performance prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-754-7932
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.horizonmutualfunds.com
Horizon Defensive Multi-Factor Fund | Advisor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	USAAX
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver and Expense Reimbursements/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements/Recoupment	rr_NetExpensesOverAssets	1.29%
One Year	rr_ExpenseExampleYear01	$ 131
Three Years	rr_ExpenseExampleYear03	$ 420
Horizon Defensive Multi-Factor Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	USRIX
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver and Expense Reimbursements/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements/Recoupment	rr_NetExpensesOverAssets	1.04%
One Year	rr_ExpenseExampleYear01	$ 106
Three Years	rr_ExpenseExampleYear03	$ 352
Horizon Defensive Multi-Factor Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	USRAX
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver and Expense Reimbursements/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements/Recoupment	rr_NetExpensesOverAssets	1.14%
One Year	rr_ExpenseExampleYear01	$ 116
Three Years	rr_ExpenseExampleYear03	$ 373
Horizon ESG Defensive Core Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Horizon ESG Defensive Core Fund
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Investment Objective: The investment objective of the Horizon ESG Defensive Core Fund (the "ESG Fund") is to seek long-term growth of capital, current income and growth of income, while mitigating downside risk through use of a risk overlay strategy (the "Risk Assist® strategy").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the ESG Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the ESG Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2022
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The ESG Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the ESG Fund's performance. No portfolio turnover rate is provided for the ESG Fund because the ESG Fund had not commenced operations as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" and "Acquired Fund Fees and Expenses" are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" and "Acquired Fund Fees and Expenses" are estimated for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the ESG Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the ESG Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the ESG Fund's operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the ESG Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The ESG Fund seeks to achieve the ESG Fund's investment objective by investing in large U.S. common stocks screened by the Fund's investment sub-adviser, DWS Investment Management Americas, Inc. ("DIMA"), with regard to certain environmental, social and corporate governance impact ("ESG") criteria. DIMA generally considers large to be those that are within the range of the Russell 1000 index when purchased. The ESG Fund also seeks to mitigate downside risk by allocating all or a portion of the ESG Fund's portfolio, as determined by Horizon, to Horizon's Risk Assist® strategy, which is an active risk reduction strategy intended to guard against large declines in an equity portfolio.

Under normal circumstances, the ESG Fund will invest not less than 80% of the value of its net assets in "ESG investments", which the ESG Fund defines as equity securities and fixed income investments issued by companies that qualify for investment after undergoing DIMA's ESG screening process. For purposes of this policy, the ESG Fund considers U.S. Treasury Securities to qualify as ESG investments.

ESG Screening. To determine the securities in which the ESG Fund will invest, DIMA initially evaluates an issuer issuer's performance across certain ESG criteria (outlined below), and then summarizes this evaluation in a proprietary ESG rating which is calculated by DWS International GmbH, an affiliate of DIMA, on the basis of data obtained from various ESG data providers. Primarily issuers with an ESG rating above a minimum threshold determined by DIMA are considered for investment by the ESG Fund. When determining the proprietary ESG rating for each issuer, DIMA considers multiple factors, including:

•	Level of involvement in controversial sectors and weapons;
•	Adherence to corporate governance principles (including, but not limited to: composition, effectiveness and independence of the board of directors; remuneration; and relations with shareholders, including shareholder voting rights);
•	ESG rating relative to a peer group of issuers; and
•	Efforts to meet the United Nations' Sustainable Development Goals, which are focused on ending poverty and other deprivations by improving health and education, reducing inequality, and spurring economic growth concurrently with addressing climate change and the preservation of oceans and forests.

Stocks not eliminated in the ESG screening process are then further evaluated for potential investment by DIMA, as described below.

Equity Selection. In choosing stocks, the ESG Fund uses proprietary quantitative models to identify and acquire holdings for the ESG Fund. The quantitative models are research based and identify primarily fundamental factors, including valuation, momentum, profitability, earnings and sales growth, which have been effective sources of return historically. These are dynamic models with different factor weights for different industry groupings. The ESG Fund's portfolio is constructed based on this quantitative process that strives to maximize returns while maintaining a risk profile similar to the Russell 1000 index. The ESG Fund may sell a security when its quantitative model indicates that other investments are more attractive, when the company no longer meets performance or risk expectations, or to maintain portfolio characteristics similar to the Russell 1000 index. All of DIMA's investment decisions are made within risk parameters set by portfolio management. The factors considered and models used by the ESG Fund may be adjusted from time to time and may favor different types of securities from different industries and companies at different times.

Additional Overlay: Risk Assist® Strategy

Under the Risk Assist® strategy, Horizon continually measures market conditions with a specific focus on characteristics that indicate abnormal or severe risk conditions (such as increases in market volatility and decreases in global equity markets), in order to apply a proprietary process that prompts a risk reduction of the portfolio. Horizon executes this strategy by investing up to 100% of the ESG Fund's portfolio in U.S. Treasuries or other cash equivalents, which may include, without limitation, U.S. Treasury-focused securities, which may include, without limitation, Treasury bonds, Treasury notes, Treasury Inflated Protection Securities (collectively, "U.S. Treasury Securities"); U.S. Government money market funds; exchange traded options on U.S. Treasury Securities; repurchase agreements fully collateralized by U.S. Treasury Securities; or ETFs that invest in any of the foregoing (collectively, "Cash Equivalents"). The ESG Fund may invest in U.S. Treasury Securities without regard to maturity or duration.

Although Horizon may allocate 100% of the ESG Fund's assets to the Risk Assist® strategy, it is not required to. Instead, Horizon employs the Risk Assist® strategy in stages, and Horizon may allocate between 0% and 100% of the ESG Fund's assets to the Risk Assist® strategy, depending on Horizon's determination of current market risk.

The ESG Fund will typically sell portfolio securities to adjust portfolio allocations as described above, to seek to secure gains or limit potential losses, or when Horizon otherwise believes it is in the best interest of the ESG Fund. When Horizon employs the Risk Assist® strategy, Horizon will direct DIMA to sell a specified amount of securities, and DIMA will select the specific securities to be sold and execute the sales, and Horizon will then buy Cash Equivalents. When Horizon determines to eliminate or reduce the ESG Fund's allocation to the Risk Assist® strategy, Horizon will sell the Cash Equivalents, and DIMA will re-implement the portfolio.

The ESG Fund's algorithm also includes a process by which it systematically attempts to protect investment gains within the portfolio based on Horizon's measures of perceived risk. The result of this process is referred to as a "ratchet". To implement the ratchet, Horizon first determines the lowest portfolio value that the algorithm is calculated to accommodate during any 12-month period. As the Risk Assist's portfolio value grows (typically when the portfolio has experienced 3-5% of appreciation, depending on market conditions), the Risk Assist® algorithm will increase (i.e., "ratchet" up) the value of the loss tolerance limit in an attempt to protect those gains.

Risk [Heading]	rr_RiskHeading	Principal Risks of the ESG Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Many factors affect the ESG Fund's performance. The ESG Fund's share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector and geographic location of the securities in which the ESG Fund invests. The ESG Fund is not federally insured or guaranteed by any government agency. You may lose money by investing in the ESG Fund.

ESG Investing Risk. Investing primarily in investments that meet ESG criteria carries the risk that the ESG Fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of companies and, therefore, may underperform funds that do not consider ESG factors.

Management Risk. The ability of the ESG Fund to meet its investment objective is directly related to DIMA's selection of securities in the ESG Fund's portfolio, and Horizon's ability to effectively allocate Fund assets to, and otherwise implement, the Risk Assist® strategy. The ability of the ESG Fund to meet its investment objective will also depend on Horizon's ability to successfully oversee the activities of, and communicate with, DIMA. The ESG Fund's portfolio may under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the ESG Fund's value may be adversely affected. The ESG Fund's portfolio managers analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters could be wrong and may not produce desired results..

Risk Assist® Strategy Risk. Implementing the ESG Fund's Risk Assist® strategy may result in periods of time when the Fund is invested primarily (or entirely) in Cash Equivalents (as opposed to equity securities). There can be no guarantee that the Risk Assist® strategy, including the ratchet function, will be successful in preventing losses in the ESG Fund's portfolio. Because the Risk Assist® strategy may be implemented in stages, the ESG Fund may have market exposure during times when the Risk Assist® strategy is being implemented. To the extent that the Risk Assist® strategy is implemented, the ESG Fund will likely not benefit from capital appreciation or income from the equity markets. To the extent that the Risk Assist® strategy is not implemented in a timely manner, the ESG Fund may underperform.

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The ESG Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, geopolitical or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Quantitative Model Risk. The ESG Fund's strategy relies heavily on quantitative models and the analysis of specific metrics to construct the ESG Fund's portfolio. The impact of these metrics on a stock's performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that the Fund's investment adviser or sub-adviser may not be successful in selecting companies for investment or determining the weighting of particular stocks in the ESG Fund's portfolio. Any of these factors could cause the ESG Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Turnover Risk. As a result of its trading strategies, the ESG Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses, which may lower the performance of the ESG Fund, and may also result in the realization of short-term capital gains. The ESG Fund must generally distribute realized capital gains to shareholders, increasing the ESG Fund's taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains, which are taxed to shareholders at ordinary income tax rates.

Domestic Strategy Risk. Because the ESG Fund will invest primarily in securities of U.S. issuers, the ESG Fund is subject to the risk that certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure, and the Fund will be restricted in its ability to allocate its investments to the securities of non-U.S. issuers.

Equity Securities Risk. Equity securities typically have greater price volatility than fixed-income securities. The market price of equity securities owned by the ESG Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

ETF Risk. You will indirectly pay fees and expenses charged by the ETFs in addition to the ESG Fund's direct fees and expenses. As a result, the cost of investing in the ESG Fund will be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF and its underlying investments. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), liquidity risk (risk that the ESG Fund cannot dispose of its shares of the ETF promptly without a reduction in value) and risks associated with fixed-income securities or foreign currencies.

Fixed-income Risk. The ESG Fund will be subject to fixed-income risks to the extent that the ESG Fund implements the Risk Assist strategy. The value of investments in fixed-income securities, options on fixed-income securities and securities in which the underlying investments are fixed-income securities, are expected to fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed-income securities owned by the ESG Fund or its underlying investments. Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment. Issuers may default on interest and principal payments. Generally, securities with lower debt ratings ("junk bonds") have greater credit risk.

Fluctuation of Net Asset Value ("NAV"); Unit Premiums and Discounts. The NAV of the shares of the ETFs in which the ESG Fund may invest will generally fluctuate with changes in the market value of the ETF's securities holdings and supply and demand of the ETF's shares on the exchanges on which the ETF's shares are traded. The market prices of an ETF's shares may deviate significantly from the NAV of the ETF's shares during periods of market volatility or reduced liquidity. If the ESG Fund purchases an ETF's shares at a time when the market price is at a premium to the NAV of the ETF's shares or sells at a time when the market price is at a discount to the NAV of the ETF's shares, then the ESG Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

Focus Risk. To the extent that the ESG Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the ESG Fund's performance.

Large Capitalization Company Risk. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the ESG Fund's service providers or counterparties, issuers of securities held by the ESG Fund, or other market participants may adversely affect the ESG Fund and its shareholders, including by causing losses for the ESG Fund or impairing its operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the ESG Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The ESG Fund is not federally insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the ESG Fund is not included because the ESG Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be available in the Prospectus once the ESG Fund has at least one calendar year of performance. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the ESG Fund is not included because the ESG Fund did not have a full calendar year of performance prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-754-7932
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.horizonmutualfunds.com
Horizon ESG Defensive Core Fund | Advisor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HESAX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waiver and Expense Reimbursements/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements/Recoupment	rr_NetExpensesOverAssets	1.24%
One Year	rr_ExpenseExampleYear01	$ 126
Three Years	rr_ExpenseExampleYear03	$ 410
Horizon ESG Defensive Core Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HESIX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waiver and Expense Reimbursements/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements/Recoupment	rr_NetExpensesOverAssets	0.99%
One Year	rr_ExpenseExampleYear01	$ 106
Three Years	rr_ExpenseExampleYear03	$ 352
Horizon ESG Defensive Core Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HESGX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver and Expense Reimbursements/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements/Recoupment	rr_NetExpensesOverAssets	1.09%
One Year	rr_ExpenseExampleYear01	$ 111
Three Years	rr_ExpenseExampleYear03	$ 363
Horizon Multi-Asset Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Horizon Multi-Asset Income Fund
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Investment Objective: The investment objective of the Horizon Multi-Asset Income Fund (the "Multi-Asset Income Fund") is to seek to maximize current income with a secondary emphasis on capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Multi-Asset Income Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Multi-Asset Income Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2022
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Multi-Asset Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Multi-Asset Income Fund's performance. The Multi-Asset Income Fund's portfolio turnover rate for the most recent fiscal year was not available as of the date of this prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" and "Acquired Fund Fees and Expenses" are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" and "Acquired Fund Fees and Expenses" are estimated for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing in the Multi-Asset Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Multi-Asset Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Multi-Asset Income Fund's operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Multi-Asset Income Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Multi-Asset Income Fund seeks to achieve the Fund's investment objective by allocating assets across various sectors of the global securities markets. The Multi-Asset Income Fund's investment adviser, Horizon Investments, LLC ("Horizon"), executes this strategy by primarily investing in "income-producing securities", which Horizon defines as including any of the following: dividend paying global equity securities, fixed-income securities, cash equivalents, master limited partnerships ("MLPs"), mortgage-backed securities ("MBS"), real estate investment trusts ("REITs"), American Depositary Receipts ("ADRs") and emerging market securities. The Fund may invest in securities of companies of any market capitalization.

With respect to fixed-income investments, the Fund may invest in any of the following: investment grade securities, below investment grade (high yield or "junk" bond) securities, sovereign debt (including U.S. treasuries and foreign securities), fixed- and floating-rate securities of publicly traded companies, hybrid securities (i.e., convertible bonds, preferred stock), corporate bonds and notes, mortgage-backed securities, asset-backed securities and government obligations. The Multi-Asset Income Fund may invest in fixed income securities without regard to maturity or duration.

Horizon selects securities using a flexible approach that combines active management and quantitative models to allocate the Fund's portfolio between issuers, sectors and/or factors (e.g., growth, value, momentum, quality, size and volatility) that Horizon believes offer the opportunity for the highest projected return for a given amount of risk. Once selected, Horizon primarily employs a quantitative process to define the asset class allocation and portfolio weights across the multi-asset income universe. Horizon will generally assign larger weights to securities that offer either a higher expected return (using quantitative estimates for expected current income and capital appreciation) or a lower expected risk (using estimates of volatility, expected loss of capital and diversification benefits measured by co-movements with other securities selected for inclusion). In general, the Multi-Asset Income Fund will overweight securities that offer high current income or capital appreciation potential, along with either low measures of risk or strong diversification benefits.

Under normal conditions, the Multi-Asset Income Fund will invest between 30% and 70% of its total assets in global equities and between 30% and 70% of its total assets in fixed-income and/or hybrid securities. The Fund is typically invested in a combination of exchange-traded funds ("ETFs") and individual securities. Potential ETFs are reviewed for sufficient trading liquidity and fit within overall portfolio diversification needs prior to investment. Typically, the Multi-Asset Income Fund will seek passive exposure to fixed-income and international markets through the use of ETFs; however, the Fund may invest in non-ETF securities, such as individual securities, when it believes such investments may offer higher return and/or lower risk than an ETF.

The Multi-Asset Income Fund may also use a proprietary volatility control process that seeks to manage volatility within the Multi-Asset Income Fund's portfolio based on Horizon's measures of perceived risk. In this regard, the Multi-Asset Income Fund may seek to reduce risk when market volatility is expected to be elevated or increase risk when volatility is expected to be low. To reduce risk, the Fund may allocate a portion of the portfolio in U.S. Treasuries or other cash equivalents, which may include, without limitation, U.S. Treasury-focused securities, which may include, without limitation, Treasury bonds, Treasury notes, Treasury Inflated Protection Securities (collectively, "U.S. Treasury Securities"); U.S. Government money market funds; exchange traded options on U.S. Treasury Securities; repurchase agreements fully collateralized by U.S. Treasury Securities; or ETFs that invest in any of the foregoing (collectively, "Cash Equivalents").

Options. The Multi-Asset Income Fund may also use option writing strategies to generate income, by selling put and call options (the "Options Portfolio") on underlying positions, or for hedging and risk management.

The Multi-Asset Income Fund's options investments may involve "covered" positions where the Fund may write a call option on an underlying position to generate income. The Fund may involve a "collateralized" strategy more generally, where the Fund may write put options on a security whose value is collaterized by cash ("cash-secured puts") or otherwise collaterized by the Fund's securities. The Multi-Asset Income Fund's option strategies may involve options combinations, such as spreads or collars. In "spread" transactions, the Multi-Asset Income Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. When the Multi-Asset Income Fund engages in spread transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. A "collar" position combines a put option purchased by the Multi-Asset Income Fund (the right of the Multi-Asset Income Fund to sell a specific security within a specified period) with a call option that is written by the Multi-Asset Income Fund (the right of the counterparty to buy the same security) in a single instrument, and the Multi-Asset Income Fund's right to sell the security is typically set at a price that is below the counterparty's right to buy the security. Thus, the combined position "collars" the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option. In each case, the premium received for writing an option offsets, in part, the premium paid to purchase the corresponding option; however, downside protection may be limited as compared to just owning a single option. There is no limit on the number or size of the options transactions in which the Multi-Asset Income Fund may engage; however, the Multi-Asset Income Fund will not use options for the purpose of increasing the Multi-Asset Income Fund's leverage with respect to any portfolio investment.

The Multi-Asset Income Fund will typically sell portfolio securities to adjust portfolio allocations as described above, to seek to secure gains or limit potential losses, or when Horizon otherwise believes it is in the best interest of the Multi-Asset Income Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Multi-Asset Income Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Many factors affect the Multi-Asset Income Fund's performance. The Multi-Asset Income Fund's share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Multi-Asset Income Fund invests. The Multi-Asset Income Fund is not federally insured or guaranteed by any government agency. You may lose money by investing in the Multi-Asset Income Fund.

Management Risk. The ability of the Multi-Asset Income Fund to meet its investment objective is directly related to the allocation of the Multi-Asset Income Fund's assets. Horizon may allocate the Multi-Asset Income Fund's investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Multi-Asset Income Fund's value may be adversely affected. Horizon's analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters could be wrong and may not produce desired results.

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Multi-Asset Income Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, geopolitical or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and, in the case of over the counter options, counterparty default risk. Option positions may expire worthless exposing the Multi-Asset Income Fund to potentially significant losses. If the Multi-Asset Income Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Multi-Asset Income Fund utilizes options spreads, collars or other combinations, the premium received for writing the call option offsets, in part, the premium paid to purchase the corresponding put option; however, the Multi-Asset Income Fund's participation in gains above the price of the call option are forfeited in return for receiving the call option premium.

Quantitative Model Risk. The Multi-Asset Income Fund's strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Multi-Asset Income Fund's portfolio. The impact of these metrics on a stock's performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Multi-Asset Income Fund's portfolio. Any of these factors could cause the Multi-Asset Income Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Fixed-Income Risk. The value of investments in fixed-income securities, options on fixed-income securities and securities in which the underlying investments are fixed-income securities, are expected to fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed-income securities owned by the Multi-Asset Income Fund or its underlying investments. Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment. Issuers may default on interest and principal payments. Generally, securities with lower debt ratings ("junk bonds") have greater credit risk.

Non-U.S. Government Debt Risk. An investment in debt obligations of non-U.S. governments and their political subdivisions ("sovereign debt") involves special risks that are not present in corporate debt obligations, including increased volatility and possible foreign government interference. The non-U.S. issuer of the sovereign debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward its principal international lenders and local political constraints.

Interest Rate Risk. When the Multi-Asset Income Fund invests in bonds (either directly or through underlying investments), the value of your investment in the Multi-Asset Income Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Multi-Asset Income Fund or its underlying investments. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Credit Risk. Issuers of fixed-income securities may default on their obligations to make interest and principal payments. Generally, securities with lower debt ratings carry a greater risk that the issuer will default on its payment obligations. Fixed-income securities rated in the fourth classification by Moody's (Baa) and S&P (BBB) or lower (sometimes referred to as "junk bonds") have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities. These securities can also be thinly traded or have restrictions on resale, which can make them difficult to sell or adversely affect their market value.

High Yield or Junk Bond Risk. Lower-quality fixed-income securities, known as "high yield" or "junk" bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond's issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).

Foreign Currency Risk. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Multi-Asset Income Fund's underlying investments are long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Foreign Securities Risk. Investing in securities issued by companies whose principal business activities are outside the United States, or investing in American Depositary Receipts ("ADRs") or ETFs focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, and they are generally not bound by uniform accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of greater price volatility and possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets from foreign markets, political or financial instability, or diplomatic and other developments, which could affect such investments.

Turnover Risk. As a result of its trading strategies, the Multi-Asset Income Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses, which may lower the performance of the Multi-Asset Income Fund, and may also result in the realization of short-term capital gains. The Multi-Asset Income Fund must generally distribute realized capital gains to shareholders, increasing the Multi-Asset Income Fund's taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains, which are taxed to shareholders at ordinary income tax rates.

Emerging Markets Risk. In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Equity Securities Risk. Equity securities typically have greater price volatility than fixed-income securities. The market price of equity securities owned by the Multi-Asset Income Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

ETF Risk. You will indirectly pay fees and expenses charged by the ETFs in addition to the Multi-Asset Income Fund's direct fees and expenses. As a result, the cost of investing in the Multi-Asset Income Fund will be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF and its underlying investments. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), liquidity risk (risk that the Multi-Asset Income Fund cannot dispose of its shares of the ETF promptly without a reduction in value) and risks associated with fixed-income securities or foreign currencies.

Fluctuation of Net Asset Value ("NAV"); Unit Premiums and Discounts. The NAV of the shares of the ETFs in which the Multi-Asset Income Fund may invest will generally fluctuate with changes in the market value of the ETF's securities holdings and supply and demand of the ETF's shares on the exchanges on which the ETF's shares are traded. The market prices of an ETF's shares may deviate significantly from the NAV of the ETF's shares during periods of market volatility or reduced liquidity. If the Multi-Asset Income Fund purchases an ETF's shares at a time when the market price is at a premium to the NAV of the ETF's shares or sells at a time when the market price is at a discount to the NAV of the ETF's shares, then the Multi-Asset Income Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

Focus Risk. To the extent that the Multi-Asset Income Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Multi-Asset Income Fund's performance.

Large Capitalization Company Risk. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

MBS Risk. MBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity, reducing overall returns.

MLP Risk. Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP's general partner, cash flow risks, dilution risks and risks related to the general partner's limited call right. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership's income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income.

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Multi-Asset Income Fund's service providers or counterparties, issuers of securities held by the Multi-Asset Income Fund, or other market participants may adversely affect the Multi-Asset Income Fund and its shareholders, including by causing losses for the Multi-Asset Income Fund or impairing its operations.

Real Estate Risk. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

Smaller and Medium Issuer Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Multi-Asset Income Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Multi-Asset Income Fund is not federally insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Multi-Asset Income Fund is not included because the Multi-Asset Income Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be available in the Prospectus once the Multi-Asset Income Fund has at least one calendar year of performance. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Multi-Asset Income Fund is not included because the Multi-Asset Income Fund did not have a full calendar year of performance prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-754-7932
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.horizonmutualfunds.com
Horizon Multi-Asset Income Fund | Advisor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HMAAX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver and Expense Reimbursements/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements/Recoupment	rr_NetExpensesOverAssets	1.34%
One Year	rr_ExpenseExampleYear01	$ 136
Three Years	rr_ExpenseExampleYear03	$ 430
Horizon Multi-Asset Income Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HMAIX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver and Expense Reimbursements/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements/Recoupment	rr_NetExpensesOverAssets	1.09%
One Year	rr_ExpenseExampleYear01	$ 111
Three Years	rr_ExpenseExampleYear03	$ 352
Horizon Multi-Asset Income Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HMANX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver and Expense Reimbursements/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements/Recoupment	rr_NetExpensesOverAssets	1.19%
One Year	rr_ExpenseExampleYear01	$ 121
Three Years	rr_ExpenseExampleYear03	$ 383

[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" are estimated for the current fiscal year.
[2]	This number represents the combined total fees and operating expenses of the underlying funds owned by the Defensive Fund and is not a direct expense incurred by the Defensive Fund or deducted from Fund assets.
[3]	The Defensive Fund's investment adviser, Horizon Investments, LLC ("Horizon"), has contractually agreed to waive its fees and reimburse expenses of the Defensive Fund, at least until December 31, 2022, so that the Total Annual Fund Operating Expenses After Fee Waivers and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); payments, if any, under a Rule 12b-1 Distribution Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses (such as litigation)) do not exceed 0.99% of average daily net assets for each of the Advisor Class, Investor Class and Institutional Class shares; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by Horizon, within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment. This expense waiver agreement can only be terminated by a majority of the Fund's trustees that are not "interested persons" of the Trust (as defined under the Investment Company Act of 1940, as amended) or a majority of the outstanding shares of the Fund.
[4]	This number represents the combined total fees and operating expenses of the underlying funds owned by the ESG Fund and is not a direct expense incurred by the ESG Fund or deducted from Fund assets.
[5]	The ESG Fund's investment adviser, Horizon Investments, LLC ("Horizon"), has contractually agreed to waive its fees and reimburse expenses of the ESG Fund, at least until December 31, 2022, so that the Total Annual Fund Operating Expenses After Fee Waivers and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); payments, if any, under a Rule 12b-1 Distribution Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses (such as litigation)) do not exceed 0.94% of average daily net assets for each of the Advisor Class, Investor Class and Institutional Class shares; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by Horizon, within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment. This expense waiver agreement can only be terminated by a majority of the Fund's trustees that are not "interested persons" of the Trust (as defined under the Investment Company Act of 1940, as amended) or a majority of the outstanding shares of the Fund.
[6]	This number represents the combined total fees and operating expenses of the underlying funds owned by the Multi-Asset Income Fund and is not a direct expense incurred by the Multi-Asset Income Fund or deducted from Fund assets.
[7]	The Multi-Asset Income Fund's investment adviser, Horizon Investments, LLC ("Horizon"), has contractually agreed to waive its advisory fees and/or reimburse expenses of the Multi-Asset Income Fund, at least until December 31, 2022, so that the Total Annual Fund Operating Expenses (exclusive of front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); payments, if any, under a Rule 12b-1 Distribution Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses (such as litigation)) do not exceed 0.99% of average daily net assets for each of the Advisor Class, Investor Class and Institutional Class shares; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by Horizon, within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment. This expense waiver agreement can only be terminated by a majority of the Fund's trustees that are not "interested persons" of the Trust (as defined under the Investment Company Act of 1940, as amended) or a majority of the outstanding shares of the Fund.